ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Sep. 30, 2024
Trade and other current payables [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]

4.    ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	September 30, 2024	September 30, 2023
	$	$
Accounts payable	407,548	182,307
Accrued liabilities	41,751	25,000
Total accounts payable and accrued liabilities	449,299	207,307